Share-Based Payments	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments
17.
SHARE-BASED PAYMENTS

On July 19, 2016, the shareholders of the Group approved the adoption of the 2016 equity incentive plan (the “2016 Plan”) for the purpose of securing and retaining employees, directors and consultants of the Group, providing incentives for them to exert maximum efforts for the success of the Group and any affiliate, and providing means by which such persons may benefit from increases in value of the ordinary shares of the Group.

The 2016 Plan provided for the grant of the following types of share awards: (i) restricted share awards, (ii) share options, (iii) share appreciation rights, (iv) restricted share unit awards, and (v) other share awards.

In March 2023, in connection with the consummation of the business combination with Maxpro Capital Acquisition Corp., the Board terminated the 2016 Plan and adopted the Apollomics Inc. 2023 Incentive Award Plan (the “Incentive Plan”), and 8,679,583 Class A Ordinary Shares have been reserved for issuance. The Incentive Plan allows the Group to make equity and equity-based incentive awards to officers, employees, non-employee directors and the Group’s consultants and affiliates (the “Eligible Persons”). The Group expects to use equity-based awards to promote the Group’s interest by providing Eligible Persons with the opportunity to acquire equity interests as an incentive for their remaining in the Group’s service and aligning their interests with those of the Group’s equity holders. The Group’s Board anticipates that providing such persons with a direct stake in the Group will assure a closer alignment of the interests of such individuals with the Group’s interests and the interests of its shareholders, thereby stimulating their efforts on the Group’s behalf and strengthening their desire to remain with the Group and its affiliates.

During the six months ended June 30, 2025 and 2026, the Group had issued restricted share awards and share options to Eligible Persons and no share appreciation rights, restricted share unit awards or other share awards were granted under either the 2016 Plan or the Incentive Plan by the Group.

Restricted share and restricted share unit awards

Under guidance for share-based compensation, the fair value of the Group’s restricted share and restricted share unit (RSU) awards is based on the grant date fair value of the Group’s Class A Ordinary Shares. During the six months ended June 30, 2025, the Group issued restricted shares, all of which were granted with no purchase price. During the six months ended June 30, 2026, the Group issued RSUs, all of which also were granted with no purchase price. The weighted-average grant date fair value of the restricted share awards and RSU awards, as applicable, was $6.20 and $19.00 during the six months ended June 30, 2025 and 2026, respectively.

The total expense recognized in the unaudited condensed consolidated interim statements of operations and comprehensive loss for the restricted shares and RSUs granted, as applicable, was $100 thousand and $1,037 thousand, for the six months ended June 30, 2025 and 2026, respectively.

The following table summarizes the Group’s stock movement during the six months ended June 30, 2025 and 2026 as a result of restricted share and RSU awards:

	2026	2025
	Number of unvested awards	Number of unvested awards
Outstanding as of January 1,	1,536	1,108
Awarded	90,000	4,194
Vested	(68,536)	(556)
Outstanding as of June 30,	23,000	4,746

RSUs granted during the six months ended June 30, 2026 have a remaining weighted average vesting term of approximately 0.26 years. The vesting terms for these awards ranged from vesting immediately to a vesting term of one year.

Share options

The following table discloses movements of the Group’s share options held by grantees during the six months ended June 30, 2025 and 2026:

	2026		2025
	Number of Share	Weighted-average	Number of Share	Weighted-average
	Options	exercise price	Options	exercise price
Outstanding at January 1,	92,072	$293.544	194,594	$288.160
Granted	—	—	64,768	6.114
Exercised	(11,991)	14.000	—	—
Forfeited	(1,887)	249.330	(1,666)	301.822
Expired	(40,941)	317.129	(1,208)	355.108
Outstanding at June 30,	37,253	$359.844	256,488	$216.534
Exercisable at the end of the period	31,905		148,009

No share options granted in the above table will be exercisable after the expiration of 10 years from the date of its grant.

The share options outstanding as of June 30, 2025 and 2026 had a weighted average remaining contractual life of 3.82 years and 1.81 years, respectively. No share options were granted during the six months ended June 30, 2026. During the six months ended June 30, 2025, the weighted average fair value of the share options granted was $5.0519 per share.

The time-based share options vest ratably on a monthly basis over a 24-month to 48-month vesting period or with 25% or 50% vesting on the first anniversary of the vesting inception date and the remaining portion vesting ratably on a monthly basis over a 12-month to 36-month vesting period. The milestone-based share options vest upon achievement of specified performance conditions. The expected vesting period is estimated by the management of the Group based on the most likely outcome of each of the performance conditions.

The Option Pricing Model (“OPM”) was used to determine the fair value of the option granted. The key inputs for the share options granted during the periods were as follows:

For the six months ended June 30,
	2026	2025
Grant date option fair value per share	N/A	$4.7700 - $5.4397
Exercise price	N/A	$6.09 - $6.20
Expected volatility (note i)	N/A	94.48% - 126.88%
Expected life	N/A	5.50 - 6.02 years
Risk-free rate	N/A	3.99% - 4%
Expected dividend yield	N/A	0%

Note i: The expected volatility measured at the standard deviation is based on the historical data of the daily share price movement of comparable companies.

The total expense recognized in the unaudited condensed consolidated interim statements of operations and comprehensive loss for share options granted was $3,174 thousand and ($20) thousand for the six months ended June 30, 2025 and 2026, respectively.